Class I and Class Z [Member] Investment Objectives and Goals - Class I and Class Z [Member] - AMG Yacktman Special Opportunities Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Yacktman Special Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AMG Yacktman Special Opportunities Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.